Loans (Summary of Loans on Non-Accrual Status and Accruing Loans Past Due One or More Days by Class) (Details) (KRW) In Millions	Dec. 31, 2010
1 or more day past due and still accruing	284,922	[1]
Nonaccrual loan	5,038,883
Commercial [Member]
Loans past due 90 days or more and still accruing	6,908
Commercial [Member] | Domestic [Member] | Commercial and Industrial [Member]
1 or more day past due and still accruing	60,725	[1]
Nonaccrual loan	2,007,749
Commercial [Member] | Domestic [Member] | Construction [Member]
1 or more day past due and still accruing	14,462	[1]
Nonaccrual loan	697,788
Commercial [Member] | Domestic [Member] | Other Commercial [Member]
Nonaccrual loan	6,810
Consumer [Member]
Loans past due 90 days or more and still accruing	57,068
Consumer [Member] | Domestic [Member] | Mortgage [Member]
1 or more day past due and still accruing	110,453	[1]
Nonaccrual loan	1,022,998
Consumer [Member] | Domestic [Member] | Home Equity [Member]
Nonaccrual loan	497,080
Consumer [Member] | Domestic [Member] | Other Consumer [Member]
1 or more day past due and still accruing	91,310	[1]
Nonaccrual loan	559,648
Domestic [Member] | Credit Cards [Member]
Nonaccrual loan	246,810
Foreign [Member]
1 or more day past due and still accruing	7,972	[1]
Loans past due 90 days or more and still accruing	0
Credit Cards [Member]
Loans past due 90 days or more and still accruing	0

[1]	Commercial, consumer, credit cards, foreign past due 90 days or more and still accruing amounted to (Won)6,908 million, (Won)57,068 million, (Won)0 million and (Won)0 million, respectively.